Equity	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Equity
24.	EQUITY

a.	Share capital
Ordinary shares

	December 31
	2024	2025

Numbers of shares authorized (in thousands)	5,500,000	5,500,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,415,251	4,447,977

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Share capital authorized	$55,000,000	$55,000,000	$1,753,267

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$127,510

American Depositary Receipts
The Company’s ADS represents 2 ordinary shares of the Company. As of December 31, 2024 and 2025, 157,164 thousand ADSs were outstanding and represented approximately 314,328 thousand ordinary shares of the Company.

b.	Capital surplus

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)
May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$16,519,296	$18,000,371	$573,809
Merger by share exchange	117,693,658	117,693,658	3,751,790
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987	3,172,894	101,144
Exercised employee share options	3,706,398	4,927,511	157,077
Treasury share transactions	1,059,253	1,445,560	46,081
Donation from shareholders	471,894	471,894	15,043
Expired share options	647,094	651,609	20,772

	143,338,580	146,363,497	4,665,716

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)
May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$40,151	$3,510,213	$111,897
Share of changes in capital surplus of associates accounted for using the equity method	26,029	42,122	1,343
Dividends that the claim period has elapsed and unclaimed by shareholders	6,198	6,274	200
Exercised disgorgement	326	326	10

	72,704	3,558,935	113,450

May not be used for any purpose

Employee share options	3,325,062	4,099,596	130,685
Employee restricted stock awards	1,861,744	1,364,155	43,486
Others (3)	119,172	915,533	29,185

	5,305,978	6,379,284	203,356

	$148,717,262	$156,301,716	$4,982,522

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

c.	Retained earnings and dividend policy
The Articles of Incorporation of the Company (the “Articles”) provides that annual net profit shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

4)
If annual net profit remains, a proposal for the distribution of such amount together with a part or all of the accumulated undistributed profits from previous years shall be prepared by the board of directors and submit to the shareholders’ meeting for resolution. However, the distributable dividends may be paid in cash after a resolution has been adopted by a majority vote at a meeting of the board of directors attended by two-thirds of the total number of directors; and, in addition, a report of such distribution shall be submitted to the shareholders’ meeting.

For the policies on the distribution of employees’ compensation and remuneration of directors, refer to employees’ compensation and remuneration of directors in Note 25(g).
The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in shares. A distribution plan is also to be made by the board of directors and submitted for resolution in the shareholders’ meeting.
Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.
Items referred to under Rule No. 1090150022 issued by the Financial Supervisory Commission R.O.C. and in the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRS Accounting Standards” should be appropriated to or reversed from a special reserve by the Company.
The appropriation of earnings for 2023 and 2024 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2023	For Year 2024	For Year 2023	For Year 2024
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$3,232,866	$3,259,174

Special reserve (reversed)	$(167,613)	$-

Cash dividends	$22,838,947	$23,420,372	$ 5.2	$ 5.3

The above 2023 and 2024 appropriations for cash dividends were resolved by the Company’s board of directors in March 2024 and 2025, respectively; the other appropriations were resolved by the shareholders’ meeting in June 2024 and 2025, respectively.

d.	Others equity items

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(5,529,388)	$(7,034,629)	$5,051,006	$161,014
Recognized for the year
Exchange differences arising on translating foreign operations	(1,488,920)	12,101,346	(5,217,567)	(166,324)
Share from associates and joint ventures accounted for using the equity method	(16,321)	(15,711)	27,628	881

Balance at December 31	$(7,034,629)	$5,051,006	$(138,933)	$(4,429)

2)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$1,275,505	$3,549,648	$3,730,559	$118,921

Unrealized gain (loss) recognized for the year
Debt instruments	(22,599)	(14,830)	(15,241)	(486)
Equity instruments	(77,496)	(18,871)	(612,141)	(19,514)
Share from associates and joint ventures accounted for using the equity method	2,447,656	155,784	4,352,949	138,762

Other comprehensive income for the year	2,347,561	122,083	3,725,567	118,762

Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	230,940	72,049	15,489	494

Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(304,358)	(13,221)	(5)	-

Balance at December 31	$3,549,648	$3,730,559	$7,471,610	$238,177

3)	Gain (loss) on hedging instruments – hedges of net investments of foreign operations

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$520,281	$277,441		$715,703		$22,815
Recognized for the year
Foreign currency risk - loans denominated in foreign currency	(242,840)	438,262		(865,379)		(27,586)

Balance at December 31	$277,441	$715,703		$(149,676)		$(4,771)

4)	Unearned employee benefit
In August 2021 and June 2024, the shareholders’ meeting resolved to grant restricted stock awards to employees. Refer to Note 28 for the information.

	$	$	$		$
	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$(432,847)	$-		$(1,631,257)		$(52,001)
Issuance of shares	-	(1,954,312)		-		-
Share-based payment expenses	11,840	395,487		1,182,815		37,705
Valuation adjustments	421,007	(72,432)		(206,674)		(6,588)

Balance at December 31	$-	$(1,631,257)		$(655,116)		$(20,884)

e.	Treasury shares
For the years ended December 31, 2024 and 2025, 72,941 thousand ordinary shares of the Company were held by its subsidiaries.
The Company’s ordinary shares held by its subsidiaries at each balance sheet date were as follows:

	$	$	$	$	$
	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2024

ASE	67,452	$1,762,430		$10,927,243
ASET	5,489	196,677		889,281

	72,941	$1,959,107		$11,816,524

December 31, 2025

ASE	67,452	$1,762,430	$56,182	$16,896,755	$538,628
ASET	5,489	196,677	6,270	1,375,092	43,835

	72,941	$1,959,107	$62,452	$18,271,847	$582,463

The aforementioned fair value is classified as Level 1 fair value with quoted prices in an active market.
Under the Securities and Exchange Act in the R.O.C., the Company shall neither pledge treasury shares nor exercise shareholders’ rights on these shares, such as the rights to dividends and voting. The subsidiaries holding the aforementioned treasury shares are bestowed shareholders’ rights except the rights to participate in any share issuance for cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$18,608,124	$20,270,547	$22,244,661	$709,106
Share of profit for the year	1,849,952	1,437,974	1,180,685	37,637
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	(47,301)	687,077	(58,098)	(1,852)
Unrealized gain (loss) on equity instruments at FVTOCI	26,560	6,599	(3,354)	(107)
Gain (loss) from hedging	(69,189)	124,336	(252,210)	(8,040)
Remeasurement on defined benefit plans	(15,876)	3,270	14,186	452
Share in other comprehensive income (loss) from associates accounted for using the equity method	(7,514)	(7,157)	9,814	313
Non-controlling interests arising from acquisition of subsidiaries	-	-	27,315	871
Acquisition of non-controlling interests in subsidiaries	-	-	22,335	712
Decrease in non-controlling interests arising from disposal of subsidiary	(295,895)	-	(2,184)	(70)
Repurchase of outstanding shares by subsidiaries (Note 31)	-	(270,291)	(313,843)	(10,004)
Non-controlling interest arising from capital increase of subsidiaries	427,913	177,487	-	-

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

The Group’s subscription for subsidiaries’ capital increase at a percentage different from its existing ownership	$-	$69,141	$-	$-
Cash dividends distributed to non-controlling interests	(912,261)	(593,390)	(514,157)	(16,390)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	293,740	238,183	578,048	18,427
Non-controlling interest arising from exercised convertible bonds issued by subsidiaries	-	-	3,241,783	103,340
Equity component of convertible bonds issued by subsidiaries	412,294	100,885	272,167	8,676

Balance at December 31	$20,270,547	$22,244,661	$26,447,148	$843,071